DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8-DEPOSITS

Deposits are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Deposit Type

Demand	$43,910	$40,389
NOW	65,677	56,157
Money market	155,010	149,744
Passbook savings	105,617	99,686
Total demand, transaction and passbook deposits	370,214	345,976
Cetificates of deposit	181,074	204,159
	$551,288	$550,135

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $45.3 million and $52.3 million at December 31, 2011 and 2010, respectively.

At December 31, 2011, scheduled maturities of certificates of deposit by year are as follows:

Maturity year
2012	2013	2014	2015	2016	Thereafter	Total
(in thousands)
$130,136	$22,242	$13,641	$9,464	$5,367	$224	$181,074

Related party deposits are on substantially the same terms as are comparable transactions with unrelated persons. Related parties include certain executive officers, directors and their related interests. The aggregate dollar amount of these deposits was approximately $4.2 million and $4.3 million at December 31, 2011 and 2010, respectively.